Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Operating loss	kr (524,456)	kr (379,720)	kr (28,019)
Adjustments for non-cash items	66,676	15,465	2,308
Interest received	102	1,912	926
Interest paid	(5,432)	(393)	(325)
Income taxes paid	(3,949)	(528)
Cash flow from operating activities before changes in working capital	(467,058)	(363,264)	(25,110)
Cash flow from changes in working capital
Changes in inventory	(949)
Changes in operating receivables	(11,712)	8,033	(53,546)
Changes in operating liabilities	18,131	46,050	7,645
Cash flow from operating activities	(461,588)	(309,181)	(71,011)
Investing activities
Acquisition of a subsidiary, net of cash acquired		(172,602)
Purchase of equipment	(6,588)		(118)
Investments in non-current financial assets	(1,686)	(5)	(1,888)
Purchase of intangible assets	(16,066)		(16,066)
Cash flow from investing activities	(24,340)	(172,607)	(18,072)
Financing activities
New share issue	324,000	891,388	210,317
Costs attributable to new share issue	(20,909)	(95,937)	(12,663)
Exercise of warrants		59,251
Premiums from warrants issuance			2,834
Purchase of non-controlling interests	(49,303)	(82,172)
Contribution from non-controlling interest	2,282
New borrowings	199,524
Costs attributable to new loans	(14,858)
Repayment of lease liabilities	(5,575)	(3,972)	(1,652)
Cash flow from financing activities	435,162	768,558	198,835
Net increase/(decrease) in cash	(50,766)	286,770	109,752
Cash at beginning of the year	996,304	753,540	646,175
Exchange-rate difference in cash	9,969	(44,006)	(2,387)
Cash at the end of the year	kr 955,507	kr 996,304	kr 753,540